Annual Fund Operating Expenses - Geneva SMID Cap Growth Fund	Dec. 29, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2027
Geneva SMID Cap Growth Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.78%	[1]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.73%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
Geneva SMID Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.78%	[1]
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.73%)	[2]
Net Expenses (as a percentage of Assets)	0.85%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the Fund’s Investor Class as it has not yet commenced operations.
[2]	Geneva Capital Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing plan fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends paid on short sales, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgments and indemnification expenses) do not exceed 0.85% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 29, 2027 after which it may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after recoupment has been taken into account, the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.